SUBSEQUENT EVENT	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENT

8. SUBSEQUENT EVENT

Management has evaluated subsequent events according to the requirements of ASC TOPIC 855 and has the following subsequent events to report:

On April 15, 2025, the Company entered into an agreement with a consultant, to perform research that would benefit the Company at a monthly compensation of $10,000.

On May 1, 2025, the Company entered into an agreement with a consultant, to perform research that would benefit the Company at a monthly compensation of $3,000. The Company also granted stock options to the consultant to purchase 2,500,000 shares of common stock of the Company which will vest over a thirty-six (36) month period.

On May 1, 2025, the Company entered into an agreement with the Regents of the University of California, to obtain an exclusivity option on the patent jointly filed by UCSB and the Company for the duration of 12 months.

On May 2, 2025, the Company entered into an Equity Financing Agreement with GHS Investments, LLC (“GHS”), pursuant to which the Company may sell to GHS up to $3,000,000 shares of the Company’s common stock, upon the terms and subject to the conditions and limitations set forth therein. Also on May 2, 2025, the Company entered into a Registration Rights Agreement with GHS.

8. SUBSEQUENT EVENT

Management has evaluated subsequent events according to the requirements of ASC TOPIC 855 and has one subsequent event to report. On March 5, 2025, the Company jointly filed a patent application in the United States with the University of California, Santa Barbara, for its innovative hydrogen production process.